NET LOSS/INCOME PER SHARE - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 20, 2024
Numerator:
Numerator for basic net loss per share from continuing operations	$ (3,175)	$ (9,252)	$ (6,689)
Numerator for diluted net loss per share from continuing operations	$ (3,175)	(9,252)	(6,689)
Numerator for basic income (loss) per share from discontinued operations		(5,056)	7,002
Numerator for diluted income (loss) per share from discontinued operations		$ (5,056)	$ 7,002
Denominator:
Denominator for basic net loss per share weighted average ordinary shares outstanding (in shares)	56,333,003	49,458,266	46,654,853
Denominator for diluted net loss per share weighted average ordinary shares outstanding (in shares)	56,333,003	49,458,266	46,654,853
Basic net loss per share from continuing operations (in dollars per share)	$ (0.06)	$ (0.19)	$ (0.14)
Diluted net loss per share from continuing operations (in dollars per share)	$ (0.06)	(0.19)	(0.14)
Basic net loss per share from discontinued operations (in dollars per share)		(0.10)	0.15
Diluted net loss per share from discontinued operations (in dollars per share)		$ (0.10)	$ 0.15
Share included in calculation of diluted income per share	0	0	0
American Depositary Shares
Denominator:
Basic net loss per share from continuing operations (in dollars per share)	$ (1.20)	$ (3.80)	$ (2.80)
Diluted net loss per share from continuing operations (in dollars per share)	$ (1.20)	(3.80)	(2.80)
Basic net loss per share from discontinued operations (in dollars per share)		(2.00)	3.00
Diluted net loss per share from discontinued operations (in dollars per share)		$ (2.00)	$ 3.00
American Depositary Shares | Subsequent Event
Denominator:
Number of Shares in an ADS				20
Class A Ordinary Shares
Denominator:
Number of Shares in an ADS	2
Class A Ordinary Shares | Subsequent Event
Denominator:
Number of Shares in an ADS				20